Marketable debt securities - Changes in financial liabilities at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	$ 1,299,114
Financial liabilities at end of period	1,644,023	$ 1,299,114
Marketable debt securities
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	114,457
Financial liabilities at end of period	132,117	114,457
Marketable debt securities | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	111,211	98,312
Issues	1,219,638	1,668,170
Redemptions	(1,193,956)	(1,654,767)
Accrued interest	(114)	609
Effect of changes in foreign exchange rates	(6,025)	(1,113)
Financial liabilities at end of period	130,754	111,211
Certificates of deposit (unsecured)
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	37,823
Financial liabilities at end of period	34,544	37,823
Certificates of deposit (unsecured) | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	43,260	42,195
Redemptions	(46,436)	(26,883)
Structured bank bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	4,797
Financial liabilities at end of period	2,139	4,797
Structured bank bonds | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	8,989	24,728
Redemptions	(9,751)	(23,765)
Senior Unsecured Notes
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	18,849
Financial liabilities at end of period	55,076	18,849
Senior Unsecured Notes | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	41,827
Promissory notes
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	23,314
Financial liabilities at end of period	16,924	23,314
Promissory notes | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	1,125,562	1,591,247
Redemptions	(1,131,578)	(1,604,004)
Unsecured bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	29,674
Financial liabilities at end of period	23,434	29,674
Unsecured bonds | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues		10,000
Redemptions	(6,191)
Mortgage-backed bonds | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Redemptions		(115)
Parent | Marketable debt securities | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	1,219,638	1,668,170
Redemptions	$ (1,193,956)	(1,654,652)
Santander Vivienda, S.A. de C.V., SOFOM, E.R. | Marketable debt securities | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Redemptions		$ (115)